Fair Value Measurements and Marketable Securities Available For Sale - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Accretion (Amortization) of Discounts and Premiums, Investments			$ 0.9	$ 0.3
Amortization	$ 0.6	$ 0.2